Expense Example - Class I R Shares - Alger Small Cap Growth Institutional Fund - IR	Class I 1 Year	Class I 3 Years	Class I 5 Years	Class I 10 Years	Class R 1 Year	Class R 3 Years	Class R 5 Years	Class R 10 Years
USD ($)	132	412	713	1,568	183	566	975	2,116